Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	[1]	$ 53		$ 20	[2]	$ 16	[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	[1],[3]	95		55		40
Intangible amortization	[1]	0		(1)		(1)
Amortization of deferred financing costs	[1]	6		4		2
Deferred income taxes	[1]	11		7		(13)
Other - net	[1]	3		(3)		(3)
Changes in operating assets and liabilities:
Accounts receivable	[1]	(9)		7		(8)
Prepaid expenses and other current assets	[1]	(3)		(2)		0
Other non-current assets	[1]	(1)		0		0
Accounts payable and accrued expenses	[1]	12		21		5
Due to related parties	[1]	7		0		3
Other current liabilities	[1]	15		(9)		(2)
Other non-current liabilities	[1]	4		3		0
Net cash provided by operating activities	[1]	193		102		39
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	[1]	(295)		(647)		(519)
Proceeds from CITCs	[1]	327		0		50
Acquisition of projects	[1]	0		0		(192)
General sales tax reimbursement related to acquired projects	[1]	0		0		21
Settlement of lien and performance holdbacks related to acquired projects	[1]	0		0		(22)
Changes in restricted cash	[1]	(83)		249		314
Payments to related parties under cash sweep - net	[1]	(174)		0		0
Acquisition of membership interest in subsidiary	[1]	(288)		0		0
Insurance proceeds	[1]	1		5		0
Net cash used in investing activities	[1]	(512)		(393)		(348)
CASH FLOWS FROM FINANCING ACTIVITIES
Partners/Members' contributions	[1]	594		342		305
Partners/Members' distributions	[1]	(705)		(144)		(159)
Proceeds from sale of differential membership interests	[1]	428		0		0
Issuances of long-term debt	[1]	15		135		176
Deferred financing costs	[1]	(1)		(1)		(2)
Retirements of long-term debt	[1]	(377)		(29)		(16)
Proceeds from initial public offering	[1]	438		0		0
Proceeds from related party note	[1]	0		0		191
Retirements of related party note	[1]	0		0		(174)
Payment of contingent consideration for project acquisition	[1]	0		(4)		0
Net cash provided by financing activities	[1]	392		299		321
Effect of exchange rate changes on cash	[1]	(2)		(1)		1
NET INCREASE IN CASH AND CASH EQUIVALENTS	[1]	71		7		13
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	[1]	32	[4]	25		12
CASH AND CASH EQUIVALENTS - END OF YEAR	[1]	103	[4]	32	[4]	25
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest, net of amounts capitalized	[1]	73		46		48
Cash paid for income taxes, net	[1]	1		0		0
Members’ noncash contributions for construction costs and other expenditures	[1]	616		193		467
Members' noncash contributions of other investments	[1]	12		5		2
Members’ net distributions for CITC payments	[1]	147		65		0
Members' noncash contributions for the forgiveness of intercompany note and accrued interest	[1]	0		0		24
Members' noncash distribution	[1]	479		309		238
New asset retirement obligation additions	[1]	7		5		7
Net change in accrued but not paid for capital and other expenditures	[1]	108		78		98
Noncash reclassification of distributions to due from related parties	[1]	44		0		0
Noncash member contribution upon transition from predecessor method	[1]	62		0		0
Contingent consideration recorded for project acquisition	[1]	$ 0		$ 0		$ 9

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.